TAXES ON INCOME (Details Narrative) - Security matters limited [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Applicable tax rate	27.50%		27.50%
Tax effect of tax losses	$ 24,106	$ 17,659	$ 13,151